AMG River Road Mid Cap Value Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2024
	Shares	Value
Common Stocks - 97.4%
Communication Services - 4.4%
Atlanta Braves Holdings, Inc., Class C*	129,248	$5,209,987
Endeavor Group Holdings, Inc., Class A	145,183	3,593,279
Madison Square Garden Sports Corp.*	34,525	6,390,578

Total Communication Services		15,193,844
Consumer Discretionary - 17.7%
Expedia Group, Inc.*	44,263	6,565,531
Lithia Motors, Inc.	17,705	5,220,319
LKQ Corp.	310,727	14,501,629
MGM Resorts International	167,315	7,256,452
NVR, Inc.*	885	6,261,632
Polaris, Inc.	58,279	5,242,779
Ulta Beauty, Inc.*	15,049	7,555,350
Vail Resorts, Inc.	38,884	8,632,248

Total Consumer Discretionary		61,235,940
Consumer Staples - 11.3%
Albertsons Cos., Inc., Class A	303,645	6,443,347
BJ's Wholesale Club Holdings, Inc.*	201,840	12,986,386
Dollar Tree, Inc.*	44,263	5,781,633
The Kroger Co.	216,889	10,007,258
Tyson Foods, Inc., Class A	65,509	3,587,273

Total Consumer Staples		38,805,897
Energy - 7.1%
Delek US Holdings, Inc.	240,330	6,496,120
Texas Pacific Land Corp.	2,656	3,881,292
Tidewater, Inc.*	76,133	5,115,376
Valaris, Ltd.*	89,411	5,531,859
The Williams Cos., Inc.	100,920	3,497,887

Total Energy		24,522,534
Financials - 16.6%
Apollo Global Management, Inc.	71,706	7,199,282
Ares Management Corp., Class A	51,345	6,237,391
Brookfield Asset Management, Ltd., Class A (Canada)	154,036	6,190,707
Fairfax Financial Holdings, Ltd. (Canada)	10,623	11,122,281
Global Payments, Inc.	74,362	9,907,249
WEX, Inc.*	42,493	8,685,144
Willis Towers Watson PLC (United Kingdom)	32,755	8,067,557

Total Financials		57,409,611
Health Care - 7.4%
Centene Corp.*	108,002	8,133,630
GE HealthCare Technologies, Inc.	110,658	8,117,871
	Shares	Value

Laboratory Corp. of America Holdings	41,607	$9,249,236

Total Health Care		25,500,737
Industrials - 14.4%
API Group Corp.*	177,938	5,608,606
CACI International, Inc., Class A*	14,164	4,868,592
Carlisle Cos., Inc.	24,787	7,789,563
Clarivate PLC (United Kingdom)*	607,290	5,429,172
Delta Air Lines, Inc.	123,051	4,816,216
Expeditors International of Washington, Inc.	44,263	5,591,745
Ferguson PLC (United Kingdom)	38,066	7,151,079
SS&C Technologies Holdings, Inc.	137,216	8,372,920

Total Industrials		49,627,893
Materials - 4.8%
AptarGroup, Inc.	39,837	5,174,029
Arch Resources, Inc.	30,984	5,482,929
Royal Gold, Inc.	52,230	5,974,590

Total Materials		16,631,548
Real Estate - 7.9%
Alexandria Real Estate Equities, Inc., REIT	62,854	7,599,049
Howard Hughes Holdings, Inc.*	58,427	4,678,834
Mid-America Apartment Communities, Inc., REIT	67,164	8,488,186
The St Joe Co.	118,625	6,548,100

Total Real Estate		27,314,169
Utilities - 5.8%
Entergy Corp.	62,854	6,270,315
IDACORP, Inc.	84,100	7,785,978
PNM Resources, Inc.	164,374	5,955,270

Total Utilities		20,011,563

Total Common Stocks (Cost $292,738,949)		336,253,736

	Principal Amount
Short-Term Investments - 2.2%
Repurchase Agreements - 2.2%
Fixed Income Clearing Corp., dated 01/31/24, due 02/01/24, 5.150% total to be received $7,596,087 (collateralized by a U.S. Treasury, 1.750%, 01/15/28, totaling $7,747,004)	$7,595,000	7,595,000

Total Short-Term Investments (Cost $7,595,000)		7,595,000
Total Investments - 99.6% (Cost $300,333,949)		343,848,736
Other Assets, less Liabilities - 0.4%		1,513,348
Net Assets - 100.0%		$345,362,084

AMG River Road Mid Cap Value Fund
Schedule of Portfolio Investments (continued)
*	Non-income producing security.

REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$336,253,736	—	—	$336,253,736
Short-Term Investments
Repurchase Agreements	—	$7,595,000	—	7,595,000
Total Investments in Securities	$336,253,736	$7,595,000	—	$343,848,736

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended January 31, 2024, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.